Customers that Contributed Greater than 10% of Net Revenues (Detail) (Sales Revenue, Services, Net)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A
Concentration Risk [Line Items]
Percentage of net revenue	11.40%	16.20%	15.30%
Customer B
Concentration Risk [Line Items]
Percentage of net revenue			10.70%